Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of deferred tax assests
	2019	2018
Deferred tax assets (liabilities):
Net operating loss carryover	$1,776	$638
Intangibles amortization	701	-
Accrued compensation	17	44
Stock compensation	21	-
Accrued interest	-	48
Capital losses	196	138
Bad debt allowance	5	-
Deferred revenue	(35)	(16)
Total deferred tax assets, net	2,681	852
Less: valuation allowance	(2,681)	(852)
Net deferred tax assets	$-	$-

Schedule of corporate tax rate
	2019	2018
Statutory federal income tax rate	-21.0%	-21.0%
State income taxes, net of federal benefits	-1.1%	-5.7%
Non-deductible items	6.6%	5.2%
Change in valuation allowance	15.5%	21.5%
Effective income tax rate	-%	-%